Cover	Jul. 09, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends and restates the Current Report on Form 8-K filed by La Rosa Holdings Corp. (the “Company”) with the U.S. Securities and Exchange Commission (the “SEC”) on July 10, 2026 (the “Original Report”). The Original Report was filed to report, among other things, the filing by the Company of a Certificate of Designation of Preferences, Rights, and Limitations of Series E Preferred Stock (the "Series E Certificate of Designation") with the Secretary of the State of Nevada (the "Nevada Secretary of State") and entering into the SPA (as defined in the Original Report). This Amendment amends and restates the Original Report in its entirety solely to: (i) correct the Date of Report (Date of earliest event reported) from July 10, 2026 to July 9, 2026, (ii) correct disclosures in Items 1.01 and 5.03 of the Original Report regarding the filing of Series E Certificate of Designation with the Nevada Secretary of State to specify that such filing was made on July 9, 2026 and that the Board of Directors of the Company approved such filing on July 8, 2026, (iii) add in the Item 1.01 of the Original Report that on July 13, 2026 the Company issued the Investor 250 shares of Series E Preferred Stock and received gross proceeds of $250,000, and (iv) replace exhibit 3.1 to the Original Report with the Series E Certificate of Designation filed herewith, which includes the Nevada Secretary of State's filing confirmation stamp. Other than such changes to the Original Report described above, there are no other changes to the Original Report.
Document Period End Date	Jul. 09, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41588
Entity Registrant Name	La Rosa Holdings Corp.
Entity Central Index Key	0001879403
Entity Tax Identification Number	87-1641189
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1420 Celebration Blvd.
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Celebration
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34747
City Area Code	321
Local Phone Number	250-1799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	LRHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false